UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number       811-01608

Franklin High Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)                    (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:       650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/19

Item 1.   Reports to Stockholders.

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

FRANKLIN TEMPLETON

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

During the six months ended November 30, 2019, the U.S. economy continued to grow. The nation’s unemployment and annual inflation rates declined. Over the period, the U.S. Federal Reserve (Fed) lowered its target range for the federal funds rate 0.25% at its July, September and October 2019 meetings, to 1.50%–1.75%.

The 10-year Treasury yield, which moves inversely to price, decreased during the period. Factors that weighed on the yield at certain points included U.S. political uncertainties and trade disputes, geopolitical tensions, slower domestic and global economic growth, and the Fed’s more accommodative monetary policy. However, the yield was supported at times by several U.S. economic reports that outperformed analysts’ expectations, and investor optimism about a potential U.S.-China trade agreement. In this environment, investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, posted a +3.81% total return.1 Below investment-grade corporate bonds, as measured by the Credit Suisse High Yield Index, posted a +4.00% total return.1

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

In addition, Franklin High Income Fund’s semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

Sincerely,

Sonal Desai, Ph.D.

Executive Vice President,

Chief Investment Officer of Franklin Templeton Fixed Income Group

This letter reflects our analysis and opinions as of November 30, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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SEMIANNUAL REPORT

Franklin High Income Fund

This semiannual report for Franklin High Income Fund covers the period ended November 30, 2019.

Your Fund’s Goals and Main Investments

The Fund seeks a high level of current income, with a secondary goal of capital appreciation, by investing predominantly in high yield, lower-rated debt securities including bonds, notes, debentures, convertible securities and senior and subordinated debt securities. The Fund may also invest in preferred stocks.

Performance Overview

The Fund’s Class A shares posted a +3.88% cumulative total return for the six months under review. In comparison, the benchmark Credit Suisse (CS) High Yield Index, which tracks the high-yield debt market, posted a +4.00% total return.1 The Fund’s peers posted a +4.05% total return, as measured by the Lipper High Yield Funds Classification Average, which consists of funds chosen by Lipper that aim at high relative current yield from fixed income securities.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy expanded during the six months ended November 30, 2019. After moderating in 2019’s second quarter, the economy grew faster in the third quarter, aided by consumer spending, housing investment, government spending and exports. The manufacturing sector expanded at the start of the period, but contracted during the last four months, while the services sector expanded throughout the period. The unemployment rate decreased slightly from 3.6%

Asset Allocation*

Based on Total Net Assets as of 11/30/19

*Includes common, convertible preferred stocks, escrows and litigation trusts as well as other equity interests.

in May 2019 to 3.5% at period-end.3 The annual inflation rate, as measured by the Consumer Price Index, increased from 1.8% in May 2019 to 2.1% at period-end.3

At its July 2019 meeting, the U.S. Federal Reserve (Fed) lowered its target range for the federal funds rate for the first time since December 2008, to 2.00%–2.25%, citing muted inflation pressures and the potential effects of global trade tensions on economic growth. Furthermore, the Fed ended its balance sheet normalization program earlier than previously indicated. The Fed further lowered the federal funds target rate range by 0.25% at its September and October meetings, to 1.50%–1.75%, reiterating the rationale cited at the July meeting.

The 10-year Treasury yield, which moves inversely to its price, decreased during the period, falling to multi-year lows in 2019’s third quarter before beginning to recover in October. U.S. political uncertainties (including the impeachment inquiry into President Donald Trump),

1. Source: Credit Suisse Group.

2. Source: Lipper, a Thomson Reuters Company. For the six-month period ended 11/30/19, this category consisted of 509 funds. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. Fund performance relative to the average may have differed if these or other factors had been considered.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 15.

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FRANKLIN HIGH INCOME FUND

geopolitical tensions in certain regions (including political unrest in Hong Kong that led to the U.S. legislation supporting pro-democracy protesters), U.S. trade disputes with China and other trading partners, slower domestic and global economic growth, and the Fed’s more accommodative monetary policy stance weighed on the Treasury yield at certain points during the period. However, several better-than-expected U.S. economic reports and periods of optimism about a potential U.S.-China trade agreement supported the yield. The 10-year yield fell persistently below certain short-term yields during most of the period, but rose above all short-term Treasury yields beginning in mid-October amid investor optimism following the announcement of a potential phase one of the U.S.-China trade agreement. Overall, the 10-year Treasury yield declined from 2.14% at the beginning of the period to 1.78% at period-end.

Investment Strategy

We are research driven, fundamental investors who rely on our team of analysts to provide in-depth industry expertise and use qualitative and quantitative analysis to evaluate security issuers. As bottom-up investors, we focus primarily on individual securities but consider sectors when choosing investments and, from time to time, may have significant investments in certain sectors. In selecting securities, we do not rely principally on the ratings assigned by rating agencies, but perform our own independent investment analysis to evaluate the creditworthiness of the issuer. We consider a variety of factors, including the issuer’s experience and managerial strength, its sensitivity to economic conditions, and its current and prospective financial condition.

Manager’s Discussion

High-yield corporate bonds generally performed well during the six-month period under review, as the CS High Yield Index returned 4.00%. The market experienced meaningful trade policy-related sell-offs as slowing economic data, increasingly accommodative central banks, and headlines about global trade disputes were all market drivers. Although corporate earnings, as measured by the Standard & Poor’s 500, appeared set to decline for the third consecutive quarter, profits have not waned as much as initially feared and the majority of companies have recently posted results that exceeded analysts’ consensus expectations, helping to

Dividend Distributions*

6/1/19–11/30/19

	Dividend per Share (cents)
Month	Class A	Class A1	Class C	Class R	Class R6	Advisor Class

June	0.84	0.86	0.78	0.80	0.90	0.88

July	0.85	0.86	0.78	0.81	0.91	0.89

August	0.82	0.83	0.75	0.78	0.88	0.86

September	0.82	0.83	0.75	0.78	0.87	0.86

October	0.79	0.80	0.73	0.75	0.85	0.83

November	0.82	0.83	0.76	0.78	0.87	0.86

Total	4.94	5.01	4.55	4.70	5.28	5.18

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

push broad U.S. equity indexes back into record-high territory over the final months of the period.

U.S. Treasury yields generally declined across the curve, and lower government bond yields globally likely helped to support demand for high-yield corporate bonds during the period, particularly for higher-rated segments of the market, which notably outperformed. Based on the Bloomberg Barclays High Yield Index, BB rated bonds led the way with a return of +5.99%, which compared to returns of +4.74% and -1.90% for the B and CCC rated segments, respectively. Based on the benchmark CS High Yield Index, spreads narrowed from 506 to 461 basis points, reflecting continued strong performance for the high-yield market. From an industry standpoint, all major groups posted positive total returns, with the exception of energy, which underperformed by a notable margin as volatile oil prices and geopolitical tensions in the Middle East presented headwinds for the segment. Despite positive absolute results, the consumer products, diversified media and diversified telecommunications industries lagged the broader high-yield market as well.4 On the other hand, the financials sector and the wireless telecommunications, aerospace and housing industries represented leading outperformers for the period.5

During the period, the Fund slightly underperformed its benchmark, the CS High Yield Index, as well as its peers, as represented by the Lipper High Yield Funds Classification Average. The primary detractor from relative performance during the period was industry allocation, driven primarily by

4. The consumer products industry includes consumer durables and apparel, consumer services, and household and personal products in the SOI. The diversified media industry includes media and entertainment in the SOI. The diversified telecommunications industry is included in telecommunication services in the SOI.

5. The financials sector comprises diversified financials, banks and insurance in the SOI. The aerospace industry is included in transportation in the SOI. The housing industry includes consumer durables and apparel and real estate in the SOI. The wireless telecommunications industry is included in telecommunication services in the SOI.

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FRANKLIN HIGH INCOME FUND

Top 10 Holdings by Issuer*

11/30/19

Company Sector/Industry	% of Total Net Assets

CSC Holdings LLC Media & Entertainment	2.1%

CCO Holdings LLC/CCO Holdings Capital Corp. Media & Entertainment	2.0%

Sprint Corp. Telecommunication Services	1.7%

iShares iBoxx $ High Yield Corp. Bond ETF Diversified Financials	1.7%

Cheniere Energy Partners LP Energy	1.7%

HCA Inc. Health Care Equipment & Services	1.7%

Tenet Healthcare Corp. Health Care Equipment & Services	1.4%

Centene Corp. Health Care Equipment & Services	1.3%

T-Mobile USA Inc. Telecommunication Services	1.4%

Clearway Energy Operating LLC Utilities	1.3%

* Securities are listed by issuer, which may appear by another name in the SOI.

our slight energy sector overweighting and also our underweighting in the automotive industry, a segment that managed to perform reasonably well but where we have limited exposure due in part to concerns for long-term business fundamentals amid rapid technology shifts.6 Although it comprises a limited portion of assets, our cash position also detracted from relative results as the broader market continued to perform well for the period under review.

However, relative performance during the period was helped by security selection, which contributed across a number of different sectors. The most notable impacts were seen in the energy, health care and information technology sectors.7 Quality exposures also contributed to performance, thanks primarily to positioning at respective ends of the quality spectrum. During the period the Fund benefited from its higher quality BBB rated holdings, which outperformed the broader index, as well as security selection within the CCC rated segment.

The Fund held only cash bonds during the period and had no exposure to derivatives.

Thank you for your continued participation in Franklin High Income Fund. We look forward to serving you future investment needs.

Glenn I. Voyles, CFA Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

6. The automotive industry includes automobiles and components in the SOI.

7. The health care sector comprises health care equipment and services; and pharmaceuticals, biotechnology and life sciences in the SOI. The information technology sector comprises semiconductors and semiconductor equipment, software and services, and technology hardware and equipment in the SOI.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN HIGH INCOME FUND

Performance Summary as of November 30, 2019

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4,5

6-Month	+3.88%	-0.02%

1-Year	+9.31%	+5.21%

5-Year	+18.85%	+2.73%

10-Year	+84.79%	+5.93%

Advisor

6-Month	+4.55%	+4.55%

1-Year	+10.10%	+10.10%

5-Year	+21.08%	+3.90%

10-Year	+88.58%	+6.55%

	Distribution	30-Day Standardized Yield[7]
Share Class	Rate[6]	(with fee waiver)	(without fee waiver)

A	5.21%	4.50%	4.49%

Advisor	5.61%	4.90%	4.90%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN HIGH INCOME FUND

PERFORMANCE SUMMARY

Distributions (6/1/19–11/30/19)

Share Class	Net Investment Income

A	$0.0494

A1	$0.0501

C	$0.0455

R	$0.0470

R6	$0.0528

Advisor	$0.0518

Total Annual Operating Expenses8

Share Class	With Fee Waiver	Without Fee Waiver

A	0.86%	0.87%

Advisor	0.61%	0.62%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The risks associated with higher-yielding, lower-rated securities include higher risk of default and loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. In addition, interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/20. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.

5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges have been restated to reflect the current maximum initial sales charge of 3.75%.

6. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Advisor class) per share on 11/30/19.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN HIGH INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/19[1]	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/191, [2]	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,038.80	$4.33	$1,020.75	$4.29	0.85%
A1	$1,000	$1,044.60	$3.83	$1,021.25	$3.79	0.75%
C	$1,000	$1,041.40	$6.38	$1,018.75	$6.31	1.25%
R	$1,000	$1,042.00	$5.62	$1,019.50	$5.55	1.10%
R6	$1,000	$1,046.20	$2.51	$1,022.55	$2.48	0.49%
Advisor	$1,000	$1,045.50	$3.07	$1,022.00	$3.03	0.60%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN HIGH INCOME TRUST

Financial Highlights

Franklin High Income Fund

	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019[a]

Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 1.80	$ 1.84

Income from investment operations[b]:

Net investment income[c]	0.05	0.07

Net realized and unrealized gains (losses)	0.02	(0.03)

Total from investment operations	0.07	0.04

Less distributions from:

Net investment income	(0.05)	(0.08)

Net asset value, end of period	$ 1.82	$ 1.80

Total return[d]	3.88%	2.17%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.87%	0.87%

Expenses net of waiver and payments by affiliates[f]	0.85%	0.86%

Net investment income	5.12%	5.27%

Supplemental data

Net assets, end of period (000’s)	$272,770	$182,551

Portfolio turnover rate	17.87%	25.48%

aFor the period September 10, 2018 (effective date) to May 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN HIGH INCOME TRUST

FINANCIAL HIGHLIGHTS

Franklin High Income Fund (continued)

	Six Months Ended November 30, 2019	Year Ended May 31,

	(unaudited)	2019	2018	2017	2016	2015

Class A1

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 1.81	$ 1.82	$ 1.91	$ 1.73	$ 2.01	$ 2.15

Income from investment operations[a]:

Net investment income[b]	0.05	0.10	0.10	0.10	0.11	0.12

Net realized and unrealized gains (losses)	0.03	(0.01)	(0.09)	0.18	(0.27)	(0.14)

Total from investment operations	0.08	0.09	0.01	0.28	(0.16)	(0.02)

Less distributions from:

Net investment income	(0.05)	(0.10)	(0.10)	(0.10)	(0.12)	(0.12)

Net asset value, end of period	$ 1.84	$ 1.81	$ 1.82	$ 1.91	$ 1.73	$ 2.01

Total return[c]	4.46%	5.35%	0.68%	16.82%	(8.08)%	(0.83)%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.77%	0.77%	0.78%	0.77%	0.78%	0.76%

Expenses net of waiver and payments by affiliates[e]	0.75%	0.76%	0.77%	0.76%	0.77%	0.76% [f]

Net investment income	5.22%	5.37%	5.26%	5.38%	6.15%	5.76%

Supplemental data

Net assets, end of period (000’s)	$1,998,228	$2,054,455	$2,356,528	$2,788,669	$2,745,474	$3,611,985

Portfolio turnover rate	17.87%	25.48%	23.33%	35.06%	18.58%	34.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN HIGH INCOME TRUST

FINANCIAL HIGHLIGHTS

Franklin High Income Fund (continued)

	Six Months Ended November 30, 2019	Year Ended May 31,

	(unaudited)	2019	2018	2017	2016	2015

Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 1.83	$ 1.85	$ 1.93	$ 1.75	$ 2.03	$ 2.17

Income from investment operations[a]:

Net investment income[b]	0.04	0.09	0.09	0.09	0.10	0.11

Net realized and unrealized gains (losses)	0.04	(0.01)	(0.08)	0.18	(0.27)	(0.14)

Total from investment operations	0.08	0.08	0.01	0.27	(0.17)	(0.03)

Less distributions from:

Net investment income	(0.05)	(0.10)	(0.09)	(0.09)	(0.11)	(0.11)

Net asset value, end of period	$ 1.86	$ 1.83	$ 1.85	$ 1.93	$ 1.75	$ 2.03

Total return[c]	4.14%	4.17%	0.70%	16.02%	(8.46)%	(1.32)%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	1.27%	1.27%	1.28%	1.27%	1.28%	1.26%

Expenses net of waiver and payments by affiliates[e]	1.25%	1.26%	1.27%	1.26%	1.27%	1.26% [f]

Net investment income	4.72%	4.87%	4.76%	4.88%	5.65%	5.26%

Supplemental data

Net assets, end of period (000’s)	$290,191	$304,072	$460,201	$563,539	$563,218	$784,613

Portfolio turnover rate	17.87%	25.48%	23.33%	35.06%	18.58%	34.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year..

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	11

FRANKLIN HIGH INCOME TRUST

FINANCIAL HIGHLIGHTS

Franklin High Income Fund (continued)

	Six Months Ended November 30, 2019	Year Ended May 31,

	(unaudited)	2019	2018	2017	2016	2015

Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 1.84	$ 1.86	$ 1.94	$ 1.76	$ 2.04	$ 2.18

Income from investment operations[a]:

Net investment income[b]	0.05	0.09	0.09	0.09	0.10	0.11

Net realized and unrealized gains (losses)	0.03	(0.01)	(0.07)	0.19	(0.27)	(0.14)

Total from investment operations	0.08	0.08	0.02	0.28	(0.17)	(0.03)

Less distributions from:

Net investment income	(0.05)	(0.10)	(0.10)	(0.10)	(0.11)	(0.11)

Net asset value, end of period	$ 1.87	$ 1.84	$ 1.86	$ 1.94	$ 1.76	$ 2.04

Total return[c]	4.20%	4.31%	0.84%	16.07%	(8.27)%	(1.16)%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	1.12%	1.12%	1.13%	1.12%	1.13%	1.11%

Expenses net of waiver and payments by affiliates[e]	1.10%	1.11%	1.12%	1.11%	1.12%	1.11% [f]

Net investment income	4.87%	5.02%	4.91%	5.03%	5.80%	5.41%

Supplemental data

Net assets, end of period (000’s)	$97,027	$101,783	$127,333	$187,180	$227,440	$323,397

Portfolio turnover rate	17.87%	25.48%	23.33%	35.06%	18.58%	34.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN HIGH INCOME TRUST

FINANCIAL HIGHLIGHTS

Franklin High Income Fund (continued)

	Six Months Ended November 30, 2019	Year Ended May 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 1.80	$ 1.82	$ 1.90	$ 1.73	$ 2.01	$ 2.15

Income from investment operations[a]:

Net investment income[b]	0.05	0.10	0.11	0.10	0.11	0.12

Net realized and unrealized gains (losses)	0.03	(0.01)	(0.08)	0.18	(0.27)	(0.13)

Total from investment operations	0.08	0.09	0.03	0.28	(0.16)	(0.01)

Less distributions from:

Net investment income	(0.05)	(0.11)	(0.11)	(0.11)	(0.12)	(0.13)

Net asset value, end of period	$ 1.83	$ 1.80	$ 1.82	$ 1.90	$ 1.73	$ 2.01

Total return[c]	4.62%	5.05%	1.48%	16.56%	(7.78)%	(0.57)%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.55%	0.55%	0.51%	0.49%	0.47%	0.47%

Expenses net of waiver and payments by affiliates[e]	0.49%	0.50%	0.48%	0.48%	0.46%	0.47% [f]

Net investment income	5.48%	5.63%	5.55%	5.66%	6.46%	6.05%

Supplemental data

Net assets, end of period (000’s)	$69,840	$64,681	$68,312	$33,371	$37,872	$81,133

Portfolio turnover rate	17.87%	25.48%	23.33%	35.06%	18.58%	34.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN HIGH INCOME TRUST

FINANCIAL HIGHLIGHTS

Franklin High Income Fund (continued)

	Six Months Ended
	November 30, 2019	Year Ended May 31,
	(unaudited)	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 1.81	$ 1.83	$ 1.91	$ 1.74	$ 2.01	$ 2.15

Income from investment operations[a]:

Net investment income[b]	0.05	0.10	0.10	0.10	0.11	0.12

Net realized and unrealized gains (losses)	0.03	(0.01)	(0.07)	0.18	(0.26)	(0.14)

Total from investment operations	0.08	0.09	0.03	0.28	(0.15)	(0.02)

Less distributions from:

Net investment income	(0.05)	(0.11)	(0.11)	(0.11)	(0.12)	(0.12)

Net asset value, end of period	$ 1.84	$ 1.81	$ 1.83	$ 1.91	$ 1.74	$ 2.01

Total return[c]	4.55%	4.92%	1.36%	16.29%	(7.39)%	(0.69)%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.62%	0.62%	0.63%	0.62%	0.63%	0.61%

Expenses net of waiver and payments by affiliates[e]	0.60%	0.61%	0.62%	0.61%	0.62%	0.61% [f]

Net investment income	5.37%	5.52%	5.41%	5.53%	6.30%	5.91%

Supplemental data

Net assets, end of period (000’s)	$317,180	$320,010	$356,721	$488,699	$526,634	$1,443,439

Portfolio turnover rate	17.87%	25.48%	23.33%	35.06%	18.58%	34.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

14	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN HIGH INCOME TRUST

Statement of Investments, November 30, 2019 (unaudited)

Franklin High Income Fund

	Country	Shares/ Warrants	Value

Common Stocks and Other Equity Interests 0.9%
Energy 0.8%
Amplify Energy Corp.	United States	8,816	$48,488
[a,b]Amplify Energy Corp., wts., 4/21/20	United States	84,521	—
[a]Birch Permian Holdings Inc.	United States	78,499	745,740
[a]Birch Permian Holdings Inc.	United States	611,911	5,736,665
[a]Chaparral Energy Inc., A	United States	43,062	46,507
[a,c]Chaparral Energy Inc., A, 144A	United States	5,033	5,436
[a]Contura Energy Inc.	United States	30,901	206,110
[a]Contura Energy Inc., wts., 7/26/23	United States	5,033	2,768
[a,d]Goodrich Petroleum Corp.	United States	1,564,885	15,367,171
[a,b]Halcon Resources Corp.	United States	4,381	87,056
[a,b]Halcon Resources Corp., wts., 9/09/20	United States	145,844	—
[a,b]Halcon Resources Corp., wts., A, 10/08/20	United States	21,046	80,219
[a,b]Halcon Resources Corp., wts., B, 10/08/22	United States	26,308	82,239
[a,b]Halcon Resources Corp., wts., C, 10/08/22	United States	33,825	80,688
[a,b,e]Nine Point Energy LLC	United States	433,273	658,625
[a]Riviera Resources Inc.	United States	149,317	1,873,928
[a]Roan Resources Inc.	United States	156,119	237,301
[a,d]Titan Energy LLC	United States	289,137	9,990

			25,268,931

Materials 0.1%
[a]Verso Corp., A	United States	83,362	1,538,863
[a]Verso Corp., wts., 7/25/23	United States	8,775	26,544

			1,565,407

Total Common Stocks and Other Equity Interests (Cost $141,340,240)			26,834,338

Management Investment Companies (Cost $50,651,018) 1.7%
Diversified Financials 1.7%
iShares iBoxx $ High Yield Corp. Bond ETF	United States	606,543	52,848,091

Convertible Preferred Stocks (Cost $7,552,087) 0.2%
Energy 0.2%
[a,b,e]Nine Point Energy Holdings Inc., cvt. pfd	United States	8,080	6,041,614

		Principal Amount*

Convertible Bonds (Cost $12,088,736) 0.4%
Energy 0.4%
[b,d,f]Goodrich Petroleum Corp., cvt., senior secured note, second lien, PIK, 13.50%, 5/31/21	United States	$12,088,736	11,617,342

Corporate Bonds 94.0%
Automobiles & Components 0.7%
[c]Adient U.S. LLC, senior secured note, 144A, 7.00%, 5/15/26	United States	20,500,000	21,953,983

franklintempleton.com	Semiannual Report	15

FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds (continued)
Banks 1.6%
CIT Group Inc.,
senior bond, 5.00%, 8/15/22	United States	$3,850,000	$4,107,153
senior note, 5.25%, 3/07/25	United States	4,100,000	4,520,209
[g]JPMorgan Chase & Co.,
[h]FRN, junior sub. bond, V, 5.419%, (3-month USD LIBOR + 3.32%), Perpetual	United States	9,900,000	9,951,975
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	15,000,000	16,092,525
Royal Bank of Scotland Group PLC,
sub. note, 6.125%, 12/15/22	United Kingdom	4,000,000	4,347,800
sub. note, 5.125%, 5/28/24	United Kingdom	10,000,000	10,755,300

			49,774,962

Capital Goods 7.2%
Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	13,000,000	13,600,406
[c]BBA U.S. Holdings Inc., senior note, 144A, 5.375%, 5/01/26	United States	9,800,000	10,287,427
[c]Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	17,700,000	17,191,125
[c]BWX Technologies Inc., senior note, 144A, 5.375%, 7/15/26	United States	8,500,000	8,991,704
[c]Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	10,000,000	10,349,900
H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	17,000,000	17,920,805
[c]HD Supply Inc., senior note, 144A, 5.375%, 10/15/26	United States	14,900,000	15,799,178
[c]Herc Holdings Inc., senior note, 144A, 5.50%, 7/15/27	United States	13,300,000	13,948,707
[c]Jeld-Wen Inc.,
senior bond, 144A, 4.875%, 12/15/27	United States	7,800,000	7,858,500
senior note, 144A, 4.625%, 12/15/25	United States	7,600,000	7,695,000
[c]The Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	15,100,000	15,362,325
[c]NCI Building Systems Inc., senior secured note, 144A, 8.00%, 4/15/26	United States	18,000,000	18,315,450
[c]TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	31,400,000	33,774,594
[e]Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	29,500,000	29,057,500

			220,152,621

Commercial & Professional Services 2.3%
[c]Ashtead Capital Inc., second lien, 144A, 4.00%, 5/01/28	United Kingdom	6,500,000	6,540,625
United Rentals North America Inc.,
senior bond, 5.875%, 9/15/26	United States	4,600,000	4,933,615
senior bond, 5.50%, 5/15/27	United States	18,400,000	19,642,460
senior bond, 5.25%, 1/15/30	United States	14,000,000	14,910,350
[c]West Corp., senior note, 144A, 8.50%, 10/15/25	United States	29,900,000	23,994,750

			70,021,800

Consumer Durables & Apparel 1.7%
[c]Ashton Woods USA LLC/Ashton Woods Finance Co.,
senior note, 144A, 6.75%, 8/01/25	United States	13,500,000	13,708,125
senior note, 144A, 9.875%, 4/01/27	United States	8,500,000	9,544,204
[c]Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	5,800,000	6,118,942
[c]Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., senior note, 144A, 5.625%, 3/01/24	United States	3,800,000	4,096,077
Weekley Homes LLC/Weekley Finance Corp., senior note, 6.625%, 8/15/25	United States	16,700,000	17,124,431

			50,591,779

16	Semiannual Report	franklintempleton.com

FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds (continued)
Consumer Services 6.2%
[c]1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 5.00%, 10/15/25	Canada	$7,400,000	$7,692,522
senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	16,100,000	16,539,208
[c]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	23,000,000	11,212,500
[c]Downstream Development Authority of the Quapaw Tribe of Oklahoma, secured note, 144A, 10.50%, 2/15/23	United States	8,600,000	9,033,569
[c]Golden Nugget Inc.,
senior note, 144A, 6.75%, 10/15/24	United States	23,200,000	24,011,768
senior note, 144A, 8.75%, 10/01/25	United States	2,700,000	2,873,381
[c]KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
senior note, 144A, 5.00%, 6/01/24	United States	13,600,000	14,143,864
senior note, 144A, 5.25%, 6/01/26	United States	12,700,000	13,495,337
[c]MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., senior note, 144A, 5.75%, 2/01/27	United States	13,200,000	14,800,500
[c]Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC, senior note, 144A, 7.00%, 7/15/26	Canada	11,000,000	11,905,547
[c]Studio City Finance Ltd., senior note, 144A, 7.25%, 2/11/24	Macau	23,200,000	24,446,768
[c]Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	20,000,000	21,374,800
[c]Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., senior bond, 144A, 5.125%, 10/01/29	United States	15,000,000	15,909,375

			187,439,139

Diversified Financials 2.4%
[c]HAT Holdings I LLC/HAT Holdings II LLC, senior note, 144A, 5.25%, 7/15/24	United States	13,100,000	13,869,494
[c]MSCI Inc., senior note, 144A, 5.375%, 5/15/27	United States	8,500,000	9,129,829
Navient Corp.,
senior note, 5.00%, 10/26/20	United States	7,200,000	7,355,250
senior note, 5.875%, 3/25/21	United States	5,000,000	5,185,500
senior note, 6.625%, 7/26/21	United States	5,300,000	5,633,423
senior note, 6.50%, 6/15/22	United States	9,900,000	10,761,498
Springleaf Finance Corp.,
senior bond, 5.375%, 11/15/29	United States	8,600,000	8,879,500
senior note, 6.625%, 1/15/28	United States	12,000,000	13,287,870

			74,102,364

Energy 11.8%
[c]Aker BP ASA,
senior note, 144A, 4.75%, 6/15/24	Norway	5,900,000	6,165,500
senior note, 144A, 5.875%, 3/31/25	Norway	13,000,000	13,740,707
[c]Archrock Partners LP/Archrock Partners Finance Corp., senior note, 144A, 6.875%, 4/01/27	United States	6,300,000	6,501,143
California Resources Corp.,
[c]secured note, second lien, 144A, 8.00%, 12/15/22	United States	13,382,000	3,813,870
senior bond, 6.00%, 11/15/24	United States	850,000	161,500
senior note, 5.50%, 9/15/21	United States	411,000	108,915

franklintempleton.com	Semiannual Report	17

FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds (continued)
Energy (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 7.75%, 4/15/23	United States	$22,700,000	$21,905,500
Cheniere Corpus Christi Holdings LLC,
senior secured note, first lien, 7.00%, 6/30/24	United States	11,600,000	13,338,144
senior secured note, first lien, 5.875%, 3/31/25	United States	12,500,000	14,002,500
Cheniere Energy Partners LP,
[c]senior bond, 144A, 4.50%, 10/01/29	United States	12,000,000	12,093,900
senior note, 5.625%, 10/01/26	United States	9,000,000	9,489,186
senior secured note, first lien, 5.25%, 10/01/25	United States	28,700,000	29,632,463
Chesapeake Energy Corp., senior note, 7.50%, 10/01/26	United States	13,700,000	6,820,511
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
senior note, 6.25%, 4/01/23	United States	17,000,000	17,084,830
senior note, 5.75%, 4/01/25	United States	14,000,000	14,109,060
CSI Compressco LP/CSI Compressco Finance Inc.,
senior note, 7.25%, 8/15/22	United States	12,900,000	11,545,500
[c]senior secured note, first lien, 144A, 7.50%, 4/01/25	United States	2,200,000	2,090,913
Diamondback Energy Inc., senior note, 4.75%, 11/01/24	United States	18,900,000	19,635,021
[c]Endeavor Energy Resources LP/EER Finance Inc., senior bond, 144A, 5.75%, 1/30/28	United States	19,700,000	20,664,955
Energy Transfer Operating LP,
senior note, 5.875%, 1/15/24	United States	8,300,000	9,146,087
senior note, 5.50%, 6/01/27	United States	17,900,000	19,812,707
EnLink Midstream LLC, senior bond, 5.375%, 6/01/29	United States	13,000,000	11,043,793
[c,f]EnQuest PLC, senior note, 144A, PIK, 7.00%, 4/15/22	United Kingdom	12,755,575	10,963,736
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%, 2/15/21	United States	20,760,000	18,747,941
[b,c,f,i]Murray Energy Corp., secured note, 1.5 lien, 144A, PIK, 12.00%, 4/15/24	United States	18,564,500	48,087
QEP Resources Inc.,
senior bond, 5.375%, 10/01/22	United States	12,000,000	11,763,744
senior note, 5.625%, 3/01/26	United States	10,700,000	9,763,750
[i]Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	United States	7,000,000	280,000
senior note, 6.125%, 1/15/23	United States	8,000,000	320,000
Sunoco LP/Sunoco Finance Corp.,
senior note, 4.875%, 1/15/23	United States	6,500,000	6,665,198
senior note, 5.50%, 2/15/26	United States	8,000,000	8,292,780
senior note, 6.00%, 4/15/27	United States	13,100,000	13,911,447
[c]Viper Energy Partners LP, senior note, 144A, 5.375%, 11/01/27	United States	8,200,000	8,548,377
[i]Weatherford International Ltd.,
senior bond, 4.50%, 4/15/22	United States	8,500,000	2,252,500
senior note, 5.125%, 9/15/20	United States	5,300,000	1,404,500
senior note, 8.25%, 6/15/23	United States	9,600,000	2,592,000

			358,460,765

Food & Staples Retailing 0.5%
[c]Performance Food Group Inc., senior note, 144A, 5.50%, 10/15/27	United States	13,000,000	13,845,325

18	Semiannual Report	franklintempleton.com

FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds (continued)

Food, Beverage & Tobacco 2.1%
B&G Foods Inc.,
senior note, 5.25%, 4/01/25	United States	$17,300,000	$17,516,250
senior note, 5.25%, 9/15/27	United States	7,500,000	7,340,625
[c]Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24	United States	10,900,000	11,540,266
senior note, 144A, 4.875%, 11/01/26	United States	3,300,000	3,497,414
[c]Post Holdings Inc., senior bond, 144A, 5.00%, 8/15/26	United States	23,000,000	24,202,958

			64,097,513

Health Care Equipment & Services 7.1%
[c]Centene Corp.,
[j]senior bond, 144A, 4.625%, 12/15/29	United States	7,100,000	7,463,875
senior note, 144A, 5.375%, 6/01/26	United States	23,550,000	25,051,901
[j]senior note, 144A, 4.25%, 12/15/27	United States	9,300,000	9,590,625
CHS/Community Health Systems Inc.,
senior note, 6.875%, 2/01/22	United States	4,003,000	3,132,348
[c]senior note, 144A, 8.125%, 6/30/24	United States	13,747,000	10,791,395
senior secured note, 5.125%, 8/01/21	United States	4,100,000	4,078,475
senior secured note, first lien, 6.25%, 3/31/23	United States	14,200,000	14,058,000
HCA Inc.,
senior bond, 5.375%, 2/01/25	United States	17,000,000	18,827,330
senior bond, 5.875%, 2/01/29	United States	12,200,000	13,953,750
senior note, 5.375%, 9/01/26	United States	4,600,000	5,106,115
senior secured bond, first lien, 5.25%, 4/15/25	United States	11,000,000	12,258,305
[c]MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	26,500,000	27,030,662
[c]MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	15,400,000	14,013,846
[c,f]Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	7,000,000	5,825,704
Tenet Healthcare Corp.,
senior note, 8.125%, 4/01/22	United States	7,000,000	7,665,000
senior note, 6.75%, 6/15/23	United States	13,700,000	14,830,250
[c]senior note, second lien, 144A, 6.25%, 2/01/27	United States	15,000,000	16,068,750
[c]senior secured note, 144A, 4.875%, 1/01/26	United States	5,000,000	5,206,250

			214,952,581

Household & Personal Products 0.7%
[c]Prestige Brands Inc.,
senior note, 144A, 6.375%, 3/01/24	United States	13,000,000	13,568,620
[j]senior note, 144A, 5.125%, 1/15/28	United States	6,500,000	6,670,625

			20,239,245

Insurance 1.7%
[c]Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, senior note, 144A, 6.75%, 10/15/27.	United States	31,500,000	33,384,409
CNO Financial Group Inc., senior note, 5.25%, 5/30/29	United States	17,900,000	19,885,513

			53,269,922

franklintempleton.com	Semiannual Report	19

FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds (continued)
Materials 12.2%
[c]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A, 6.00%, 2/15/25	Luxembourg	$10,000,000	$10,562,500
[c]Cemex SAB de CV, senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	25,000,000	25,706,250
Crown Americas LLC/Crown Americas Capital Corp. VI, senior note, 4.75%, 2/01/26	United States	13,900,000	14,617,205
[c]Element Solutions Inc., senior note, 144A, 5.875%, 12/01/25	United States	20,000,000	20,849,800
[c]First Quantum Minerals Ltd.,
senior note, 144A, 7.25%, 4/01/23	Zambia	17,000,000	17,255,000
senior note, 144A, 6.875%, 3/01/26	Zambia	4,000,000	3,900,100
[c]Grinding Media Inc./MC Grinding Media Canada Inc., senior secured note, 144A, 7.375%, 12/15/23	United States	16,500,000	16,456,852
[c]Kaiser Aluminum Corp., senior note, 144A, 4.625%, 3/01/28	United States	10,600,000	10,906,340
[c]Mauser Packaging Solutions Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	36,900,000	35,054,631
[c]Neon Holdings Inc., senior note, 144A, 10.125%, 4/01/26	United States	15,000,000	15,148,088
[c]New Enterprise Stone & Lime Co., senior note, 144A, 6.25%, 3/15/26	United States	17,400,000	18,276,046
[c]New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	10,600,000	9,672,500
[c]Novelis Corp.,
senior bond, 144A, 5.875%, 9/30/26	United States	12,700,000	13,332,746
senior note, 144A, 6.25%, 8/15/24	United States	11,000,000	11,594,330
[c]OCI NV, senior note, 144A, 6.625%, 4/15/23	Netherlands	9,600,000	10,056,000
[c]Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	10,000,000	10,374,930
senior note, 144A, 5.875%, 8/15/23	United States	10,000,000	10,612,500
[c]Rain CII Carbon LLC/CII Carbon Corp., senior note, second lien, 144A, 7.25%, 4/01/25	United States	15,000,000	14,549,850
[c]Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA,
senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	2,200,000	2,254,978
[h]senior secured note, first lien, 144A, FRN, 5.501%, (3-month USD LIBOR + 3.50%), 7/15/21	United States	5,300,000	5,330,168
[c]Sealed Air Corp.,
senior bond, 144A, 5.50%, 9/15/25	United States	5,500,000	6,024,783
senior note, 144A, 4.00%, 12/01/27	United States	13,200,000	13,299,000
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	10,000,000	10,336,350
senior bond, 5.00%, 12/15/26	United States	10,000,000	10,653,575
[c]SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	19,700,000	17,877,553
[c]TPC Group Inc., secured note, 144A, 10.50%, 8/01/24	United States	8,500,000	8,563,665
[c]Trivium Packaging Finance BV,
senior note, 144A, 8.50%, 8/15/27	Netherlands	10,200,000	11,095,560
senior secured note, 144A, 5.50%, 8/15/26	Netherlands	7,600,000	7,994,356
[c]Univar Solutions USA Inc., senior note, 144A, 5.125%, 12/01/27	United States	9,500,000	9,739,400

			372,095,056

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FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds (continued)
Media & Entertainment 12.8%
[c]Altice Luxembourg SA, first lien, 144A, 10.50%, 5/15/27	Luxembourg	$20,000,000	$22,650,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.125%, 2/15/23.	United States	10,000,000	10,187,400
[c]senior bond, 144A, 5.375%, 5/01/25	United States	3,100,000	3,216,219
[c]senior bond, 144A, 5.75%, 2/15/26	United States	10,200,000	10,797,032
[c]senior bond, 144A, 5.50%, 5/01/26	United States	8,900,000	9,410,170
[c]senior bond, 144A, 5.00%, 2/01/28	United States	8,000,000	8,440,200
[c]senior bond, 144A, 5.375%, 6/01/29	United States	18,100,000	19,435,327
[c]Clear Channel Worldwide Holdings Inc.,
first lien, senior secured note, 144A, 5.125%, 8/15/27	United States	15,200,000	15,846,380
senior sub. note, 144A, 9.25%, 2/15/24	United States	11,232,000	12,400,690
CSC Holdings LLC,
senior bond, 5.25%, 6/01/24	United States	28,000,000	30,169,720
[c]senior bond, 144A, 5.50%, 4/15/27	United States	3,000,000	3,198,218
senior note, 6.75%, 11/15/21	United States	5,000,000	5,392,500
[c]senior secured note, first lien, 144A, 5.50%, 5/15/26	United States	23,550,000	24,933,150
[c]Diamond Sports Group LLC/Diamond Sports Finance Co.,
first lien, 144A, 5.375%, 8/15/26	United States	11,300,000	11,490,676
senior note, 144A, 6.625%, 8/15/27	United States	11,300,000	11,042,755
DISH DBS Corp.,
senior bond, 5.875%, 7/15/22	United States	10,000,000	10,474,930
senior bond, 5.00%, 3/15/23	United States	5,000,000	5,049,950
senior note, 5.875%, 11/15/24	United States	17,500,000	17,521,875
[c]Gray Escrow Inc., senior note, 144A, 7.00%, 5/15/27	United States	9,100,000	10,099,385
[c]iHeartCommunications Inc., senior secured note, first lien, 144A, 5.25%, 8/15/27	United States	17,200,000	17,715,570
[c]LCPR Senior Secured Financing DAC, senior secured note, first lien, 144A, 6.75%, 10/15/27	United States	15,600,000	16,126,500
[c]Live Nation Entertainment Inc., senior note, 144A, 4.75%, 10/15/27	United States	10,900,000	11,254,522
Netflix Inc.,
senior bond, 4.375%, 11/15/26	United States	10,200,000	10,360,905
[c]senior bond, 144A, 5.375%, 11/15/29	United States	3,600,000	3,798,450
[c]Nexstar Broadcasting Inc.,
senior note, 144A, 5.625%, 8/01/24	United States	12,800,000	13,375,872
senior note, 144A, 5.625%, 7/15/27	United States	12,800,000	13,512,992
[c]Scripps Escrow Inc., senior note, 144A, 5.875%, 7/15/27	United States	10,400,000	10,706,904
[c]Sirius XM Radio Inc., senior note, 144A, 4.625%, 7/15/24	United States	12,400,000	13,020,000
[c]Univision Communications Inc.,
senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	5,000,000	4,943,750
senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	16,000,000	15,460,000
[c]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	7,300,000	7,674,125
[c]WMG Acquisition Corp.,
secured note, 144A, 4.875%, 11/01/24	United States	2,600,000	2,692,079
secured note, first lien, 144A, 5.00%, 8/01/23	United States	8,500,000	8,716,028

			391,114,274

franklintempleton.com	Semiannual Report	21

FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds (continued)
Pharmaceuticals, Biotechnology & Life Sciences 4.0%
[c]Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	$10,800,000	$11,596,392
[c]Bausch Health Americas Inc., senior note, 144A, 9.25%, 4/01/26	United States	22,700,000	26,042,234
[c]Bausch Health Cos. Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	5,900,000	6,150,573
senior note, first lien, 144A, 7.00%, 3/15/24	United States	4,200,000	4,404,708
[c,f]Eagle Holdings Co. II LLC, senior note, 144A, PIK, 7.625%, 5/15/22	United States	14,200,000	14,412,901
[c]Endo DAC/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	23,400,000	14,632,254
senior note, 144A, 6.00%, 7/15/23	United States	9,053,000	5,906,992
[c]Horizon Pharma USA Inc., senior note, 144A, 5.50%, 8/01/27	United States	20,000,000	21,109,550
[c]Teva Pharmaceutical Finance Netherlands III BV, senior note, 144A, 7.125%, 1/31/25	Israel	17,400,000	17,748,000

			122,003,604

Real Estate 1.2%
CyrusOne LP/CyrusOne Finance Corp., senior note, 5.375%, 3/15/27	United States	7,400,000	8,161,071
[c]Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A, 7.875%, 11/15/25	United States	21,400,000	21,007,524
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26	United States	7,700,000	8,200,750
senior bond, 5.00%, 10/15/27	United States	700,000	736,768

			38,106,113

Retailing 0.4%
[c]Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	12,500,000	7,529,031
[c]PetSmart Inc., senior secured note, first lien, 144A, 5.875%, 6/01/25	United States	4,174,000	4,100,955

			11,629,986

Semiconductors & Semiconductor Equipment 0.8%
[c]Amkor Technology Inc., senior note, 144A, 6.625%, 9/15/27	United States	15,000,000	16,425,375
Qorvo Inc., senior note, 5.50%, 7/15/26	United States	7,400,000	7,885,618

			24,310,993

Software & Services 1.5%
[c]Camelot Finance SA, senior note, 144A, 4.50%, 11/01/26	United States	15,600,000	15,924,886
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	29,000,000	29,617,497

			45,542,383

Technology Hardware & Equipment 2.7%
[c]Blackboard Inc., secured note, second lien, 144A, 10.375%, 11/15/24	United States	27,000,000	26,527,500
[c]CommScope Inc.,
senior bond, 144A, 5.50%, 6/15/24	United States	7,000,000	6,879,040
senior secured note, first lien, 144A, 6.00%, 3/01/26	United States	15,000,000	15,740,640
[c]CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	10,200,000	9,919,500
[c]Dell International LLC/EMC Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	2,978,000	3,026,393
senior note, 144A, 7.125%, 6/15/24	United States	4,900,000	5,187,875

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FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds (continued)
Technology Hardware & Equipment (continued)
[c]Tempo Acquisition LLC/Tempo Acquisition Finance Corp., senior note, 144A, 6.75%, 6/01/25	United States	$14,000,000	$14,454,860

			81,735,808

Telecommunication Services 6.1%
[c]Altice France SA/France, senior secured note, 144A, 5.50%, 1/15/28	France	8,000,000	8,120,920
[c]Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	8,700,000	9,080,538
[c]Digicel Group One Ltd., senior secured note, first lien, 144A, 8.25%, 12/30/22	Jamaica	7,720,000	4,477,600
[c]Digicel Group Two Ltd., senior note, 144A, 8.25%, 9/30/22	Bermuda	7,280,000	1,850,321
[c]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	12,200,000	8,906,000
[c]DKT Finance ApS, senior secured note, first lien, 144A, 9.375%, 6/17/23	Denmark	16,800,000	17,893,596
Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	19,150,000	21,071,655
Sprint Corp.,
senior bond, 7.875%, 9/15/23	United States	14,700,000	16,197,562
senior note, 7.625%, 2/15/25	United States	20,000,000	21,956,000
senior note, 7.625%, 3/01/26	United States	15,300,000	16,733,992
[c]Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, senior secured bond, first lien, 144A, 4.738%, 9/20/29	United States	16,600,000	17,650,780
T-Mobile USA Inc.,
senior bond, 6.375%, 3/01/25	United States	22,400,000	23,296,000
senior note, 6.00%, 4/15/24	United States	8,500,000	8,815,138
senior note, 5.125%, 4/15/25	United States	9,000,000	9,326,160

			185,376,262

Transportation 1.9%
[c]Avolon Holdings Funding Ltd.,
senior note, 144A, 5.125%, 10/01/23	Ireland	9,700,000	10,481,044
senior note, 144A, 5.25%, 5/15/24	Ireland	7,200,000	7,844,508
[c]DAE Funding LLC,
senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	16,000,000	16,380,000
senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	12,000,000	12,615,000
[c]Park Aerospace Holdings Ltd., senior note, 144A, 5.50%, 2/15/24	Ireland	8,900,000	9,761,698

			57,082,250

Utilities 4.4%
Calpine Corp.,
senior note, 5.375%, 1/15/23	United States	18,300,000	18,597,375
[c]senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	5,000,000	5,114,575
Clearway Energy Operating LLC,
senior bond, 5.375%, 8/15/24	United States	13,500,000	13,871,250
senior bond, 5.00%, 9/15/26	United States	14,700,000	15,256,358
senior note, 5.75%, 10/15/25	United States	11,200,000	11,787,888

franklintempleton.com	Semiannual Report	23

FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds (continued)
Utilities (continued)
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	$14,000,000	$11,975,810
[c]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	5,800,000	5,655,000
Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	33,450,000	25,338,375
[c]Vistra Operations Co. LLC, senior note, 144A, 5.625%, 2/15/27	United States	26,500,000	27,891,846

			135,488,477

Total Corporate Bonds (Cost $2,882,764,767)			2,863,387,205

[k]Senior Floating Rate Interests (Cost $13,209,004) 0.4%
Energy 0.4%
Weatherford International Ltd., DIP Term Loan, 4.79%, (1-month USD LIBOR + 3.00%), 7/03/20	United States	13,441,505	13,441,505

		Shares
Escrows and Litigation Trusts 0.0%†
[a,b]Alpha Natural Resources Inc., Escrow Account	United States	25,000,000	—
[a,b]Downstream Development Authority of the Quapaw Tribe of Oklahoma, Escrow Account	United States	8,600,000	107,500
[a,b]NewPage Corp., Escrow Account	United States	30,000,000	—
[a,b]T-Mobile USA Inc., Escrow Account	United States	39,900,000	—
[a]Vistra Energy Corp., Escrow Account	United States	50,000,000	100,000

Total Escrows and Litigation Trusts (Cost $1,303,653)			207,500

Total Investments before Short Term Investments (Cost $3,108,909,505)			2,974,377,595

Short Term Investments (Cost $54,038,377) 1.8%

Money Market Funds 1.8%
[l,m]Institutional Fiduciary Trust Money Market Portfolio, 1.35%	United States	54,038,377	54,038,377

Total Investments (Cost $3,162,947,882) 99.4%			3,028,415,972
Other Assets, less Liabilities 0.6%			16,819,093

Net Assets 100.0%			$3,045,235,065

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FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)

See Abbreviations on page 40.

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At November 30, 2019, the aggregate value of these securities was $1,839,253,856, representing 60.4% of net assets.

dSee Note 9 regarding holdings of 5% voting securities.

eSee Note 8 regarding restricted securities.

fIncome may be received in additional securities and/or cash.

gPerpetual security with no stated maturity date.

hThe coupon rate shown represents the rate at period end.

iSee Note 7 regarding defaulted securities.

jA portion or all of the security purchased on a when-issued basis. See Note 1(c).

kSee Note 1(d) regarding senior floating rate interests.

lSee Note 3(f) regarding investments in affiliated management investment companies.

mThe rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN HIGH INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

November 30, 2019 (unaudited)

Franklin High Income Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$3,075,496,125
Cost - Non-controlled affiliates (Note 3f and 9)	87,451,757

Value - Unaffiliated issuers	$2,947,383,092
Value - Non-controlled affiliates (Note 3f and 9)	81,032,880
Receivables:
Investment securities sold	7,534,515
Capital shares sold	1,940,123
Interest	44,685,484
Other assets	663

Total assets	3,082,576,757

Liabilities:
Payables:
Investment securities purchased	27,621,880
Capital shares redeemed	5,683,852
Management fees	1,135,814
Distribution fees	501,536
Transfer agent fees	737,622
Trustees’ fees and expenses	6,247
Distributions to shareholders	1,417,604
Accrued expenses and other liabilities.	237,137

Total liabilities	37,341,692

Net assets, at value	$3,045,235,065

Net assets consist of:
Paid-in capital	$3,867,709,256
Total distributable earnings (loss)	(822,474,191)

Net assets, at value	$3,045,235,065

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FRANKLIN HIGH INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

November 30, 2019 (unaudited)

Franklin High Income Fund

Class A:
Net assets, at value	$272,769,816

Shares outstanding	149,699,281

Net asset value per share[a]	$1.82

Maximum offering price per share (net asset value per share ÷ 96.25%)	$1.89

Class A1:
Net assets, at value	$1,998,228,433

Shares outstanding	1,088,376,364

Net asset value per share[a]	$1.84

Maximum offering price per share (net asset value per share ÷ 96.25%)	$1.91

Class C:
Net assets, at value	$290,190,537

Shares outstanding	155,992,386

Net asset value and maximum offering price per share[a]	$1.86

Class R:
Net assets, at value	$97,026,756

Shares outstanding	51,821,789

Net asset value and maximum offering price per share	$1.87

Class R6:
Net assets, at value	$69,839,807

Shares outstanding	38,125,754

Net asset value and maximum offering price per share	$1.83

Advisor Class:
Net assets, at value	$317,179,716

Shares outstanding	172,788,066

Net asset value and maximum offering price per share	$1.84

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	27

FRANKLIN HIGH INCOME TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended November 30, 2019 (unaudited)

Franklin High Income Fund

Investment income:
Dividends:
Unaffiliated issuers	$1,457,667
Non-controlled affiliates (Note 3f and 9)	765,248
Interest:
Unaffiliated issuers	88,765,350
Non-controlled affiliates (Note 9)	784,037

Total investment income	91,772,302

Expenses:
Management fees (Note 3a)	7,019,123
Distribution fees: (Note 3c)
Class A	294,623
Class A1	1,538,692
Class C	980,340
Class R	254,614
Transfer agent fees: (Note 3e)
Class A	166,181
Class A1	1,446,030
Class C	212,579
Class R	71,790
Class R6	24,356
Advisor Class	229,205
Custodian fees (Note 4)	12,364
Reports to shareholders	139,304
Registration and filing fees	86,080
Professional fees[a]	(121,036)
Trustees’ fees and expenses	56,971
Other	39,755

Total expenses	12,450,971
Expense reductions (Note 4)	(167)
Expenses waived/paid by affiliates (Note 3f and 3g)	(165,253)

Net expenses	12,285,551

Net investment income	79,486,751

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	2,948,920

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	50,410,708
Non-controlled affiliates (Note 3f and 9)	(3,211,198)

Net change in unrealized appreciation (depreciation)	47,199,510

Net realized and unrealized gain (loss)	50,148,430

Net increase (decrease) in net assets resulting from operations	$129,635,181

aIncludes unaffiliated reimbursement of legal fees incurred in connection with certain fund holdings.

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FRANKLIN HIGH INCOME TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin High Income Fund

	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019

Increase (decrease) in net assets:
Operations:
Net investment income	$79,486,751	$167,996,803
Net realized gain (loss)	2,948,920	(33,052,280)
Net change in unrealized appreciation (depreciation)	47,199,510	14,676,643

Net increase (decrease) in net assets resulting from operations	129,635,181	149,621,166

Distributions to shareholders:
Class A	(6,358,944)	(6,014,605)
Class A1	(55,470,054)	(125,085,632)
Class C	(7,298,293)	(18,533,479)
Class R	(2,536,069)	(5,862,626)
Class R6	(1,930,106)	(3,778,993)
Advisor Class	(9,120,853)	(19,425,798)

Total distributions to shareholders	(82,714,319)	(178,701,133)

Capital share transactions: (Note 2)
Class A	87,521,572	183,676,599
Class A1	(87,856,198)	(282,382,522)
Class M	—	(4,815)
Class C	(18,682,999)	(153,409,728)
Class R	(6,366,925)	(24,540,587)
Class R6	4,183,895	(2,970,938)
Advisor Class	(8,036,679)	(32,836,703)

Total capital share transactions	(29,237,334)	(312,468,694)

Net increase (decrease) in net assets	17,683,528	(341,548,661)
Net assets:
Beginning of period	3,027,551,537	3,369,100,198

End of period	$3,045,235,065	$3,027,551,537

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	29

FRANKLIN HIGH INCOME TRUST

Notes to Financial Statements (unaudited)

Franklin High Income Fund

1. Organization and Significant Accounting Policies

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers six classes of shares: Class A, Class A1, Class C, Class R, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

Class M was closed to investors effective at the close of market June 8, 2018.

Effective September 10, 2018, Class A shares were renamed A1, and the Fund began offering a new class of shares, Class A. Class A1 shares are only offered to existing Class A1 shareholders.

The following summarizes the Fund’s significant accounting policies.

a.   Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

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FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b.   Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c.   Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d.   Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale. On July 27, 2017, the United Kingdom’s Financial Conduct Authority announced its intention to cease sustaining LIBOR after 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate.

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FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

1.   Organization and Significant Accounting Policies (continued)

d.   Senior Floating Rate Interests (continued)

As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments that use or may use a floating rate based on LIBOR cannot yet be determined.

e.   Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2019, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f.   Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

g.   Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h.   Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

2. Shares of Beneficial Interest

At November 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2019		Year Ended May 31, 2019[a,b]
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[c]	184,359,202	$336,450,247	211,948,409	$383,078,563
Shares issued in reinvestment of distributions	3,263,768	5,960,612	3,131,066	5,621,946
Shares redeemed	(139,447,577)	(254,889,287)	(113,555,587)	(205,023,910)
Net increase (decrease)	48,175,393	$87,521,572	101,523,888	$183,676,599

Class A1 Shares:
Shares sold	20,448,840	$37,631,244	85,828,143	$156,899,090
Shares issued in reinvestment of distributions	26,368,315	48,517,696	60,520,407	109,513,363
Shares redeemed	(94,565,104)	(174,005,138)	(301,711,475)	(548,794,975)
Net increase (decrease)	(47,747,949)	$(87,856,198)	(155,362,925)	$(282,382,522)

Class M Shares[d]:
Shares redeemed			(2,618)	(4,815)
Net increase (decrease)			(2,618)	$(4,815)

Class C Shares:
Shares sold	12,470,354	$23,268,615	16,912,966	$31,159,673
Shares issued in reinvestment of distributions	3,585,040	6,686,559	9,256,959	17,005,407
Shares redeemed[c]	(26,058,944)	(48,638,173)	(109,346,948)	(201,574,808)
Net increase (decrease)	(10,003,550)	$(18,682,999)	(83,177,023)	$(153,409,728)

Class R Shares:
Shares sold	3,640,498	$6,829,443	6,524,138	$12,097,160
Shares issued in reinvestment of distributions	1,334,239	2,504,117	3,123,875	5,763,211
Shares redeemed	(8,368,548)	(15,700,485)	(22,956,462)	(42,400,958)
Net increase (decrease)	(3,393,811)	$(6,366,925)	(13,308,449)	$(24,540,587)

Class R6 Shares:
Shares sold	6,140,314	$11,261,969	9,591,030	$17,476,632
Shares issued in reinvestment of distributions	1,024,402	1,881,496	2,067,881	3,733,792
Shares redeemed	(4,880,218)	(8,959,570)	(13,316,216)	(24,181,362)
Net increase (decrease)	2,284,498	$4,183,895	(1,657,305)	$(2,970,938)

Advisor Class Shares:
Shares sold	101,942,574	$187,335,574	97,064,412	$177,054,613
Shares issued in reinvestment of distributions	4,607,865	8,486,574	9,723,622	17,655,330
Shares redeemed	(110,614,723)	(203,858,827)	(125,146,955)	(227,546,646)
Net increase (decrease)	(4,064,284)	$(8,036,679)	(18,358,921)	$(32,836,703)

aFor the period September 10, 2018 (effective date) to May 31, 2019, for Class A.

bFor the period January 25, 2018 (effective date) to June 8, 2018, for Class M.

cMay include a portion of Class C shares that were automatically converted to Class A.

dClass M was closed to investors on June 8, 2018.

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FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

For the period ended November 30, 2019, the annualized gross effective investment management fee rate was 0.456% of the Fund’s average daily net assets.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and Class A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

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FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class A1	0.15%
Class C	0.65%
Class R	0.50%

d.   Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$24,986
CDSC retained	$10,196

e.   Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2019, the Fund paid transfer agent fees of $2,150,141, of which $931,013 was retained by Investor Services.

f.   Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended November 30, 2019, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates

Institutional Fiduciary Trust Money Market Portfolio, 1.35%	$67,323,074	$650,563,185	$(663,847,882)	$ —	$ —	$54,038,377	54,038,377	$765,248

g.   Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class untill September 30, 2020.

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FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

4.   Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2019, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any.

At May 31, 2019, capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:

Short term	$ 3,867,967

Long term	665,661,193

Total capital loss carryforwards	$669,529,160

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At May 31, 2019, the Fund deferred late-year ordinary losses of $36,690.

At November 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$3,181,503,781

Unrealized appreciation	$ 124,782,842
Unrealized depreciation	(277,870,651)

Net unrealized appreciation (depreciation)	$ (153,087,809)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums and corporate actions.

6.   Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2019, aggregated $531,384,248 and $585,434,841, respectively.

7.   Credit Risk and Defaulted Securities

At November 30, 2019, the Fund had 87.3% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November 30, 2019, the aggregate value of these securities was $6,897,087, representing 0.2% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.

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FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

8.   Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At November 30, 2019, investments in restricted securities, excluding securities exempt from registration under the 1933 Act were as follows:

Shares	Issuer	Acquisition Date	Cost	Value

8,080	Nine Point Energy Holdings Inc., cvt. pfd., 2/20/49	3/24/17	$7,552,087	$6,041,614

433,273	Nine Point Energy LLC	7/15/14 - 2/01/18	18,779,777	658,625

29,500,000	Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	9/30/16	29,500,000	29,057,500

	Total Restricted Securities (Value is 1.2% of Net Assets)		$55,831,864	$35,757,739

9.   Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended November 30, 2019, investments in “affiliated companies” were as follows:

Name of Issuer	Value at Beginning of Period	Purchases		Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Non-Controlled Affiliates
									Dividends

Goodrich Petroleum Corp	$18,105,719	$ —		$ —	$ —	$(2,738,548)	$15,367,171	1,564,885	$ —
Titan Energy LLC	11,247	—		—	—	(1,256)	9,990	289,137	—

	$18,116,966	$ —		$ —	$ —	$(2,739,804)	$15,377,161		$ —

									Interest

Goodrich Petroleum Corp., cvt., senior secured note, second lien, PIK, 13.50%, 5/31/21	11,500,000	588,736	[a]	—	—	(471,394)	11,617,342	12,088,736	$784,037

Total Affiliated Securities (Value is 0.9% of Net Assets)	$29,616,966	$588,736		$ —	$ —	$(3,211,198)	$26,994,503		$784,037

aMay include accretion, amortization, partnership adjustments, and/or corporate actions.

10.   Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

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FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

10.   Credit Facility (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended November 30, 2019, the Fund did not use the Global Credit Facility.

11.   Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of November 30, 2019, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities:[a]
Equity Investments:[b]
Energy	$17,797,699	$6,482,405	$7,030,441	[c]	$31,310,545
Materials	1,538,863	26,544	—		1,565,407
All Other Equity Investments	52,848,091	—	—		52,848,091
Convertible Bonds	—	—	11,617,342		11,617,342
Corporate Bonds:
Energy	—	358,412,678	48,087		358,460,765
All Other Corporate Bonds	—	2,504,926,440	—		2,504,926,440
Senior Floating Rate Interests	—	13,441,505	—		13,441,505
Escrows and Litigation Trusts	—	100,000	107,500	[c]	207,500
Short Term Investments	54,038,377	—	—		54,038,377

Total Investments in Securities	$126,223,030	$2,883,389,572	$18,803,370		$3,028,415,972

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and convertible preferred stocks and management investment companies as well as other equity investments.

cIncludes securities determined to have no value at November 30, 2019.

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FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

12.   Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

franklintempleton.com	Semiannual Report	39

FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

Abbreviations

Currency	Selected Portfolio

USD United States Dollar	ETF	Exchange Traded Fund
	FRN	Floating Rate Note
	LIBOR	London InterBank Offered Rate
	PIK	Payment-In-Kind

40	Semiannual Report	franklintempleton.com

FRANKLIN HIGH INCOME TRUST

FRANKLIN HIGH INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

franklintempleton.com	Semiannual Report	41

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

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Semiannual Report and Shareholder Letter Franklin High Income Fund

Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN® / 342-5236 franklintempleton.com	(800) 632-2301

© 2019-2020 Franklin Templeton Investments. All rights reserved.	1105 S 01/20

Item 2.   Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.   Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.   Principal Accountant Fees and Services.        N/A

Item 5.   Audit Committee of Listed Registrants.         N/A

Item 6.   Schedule of Investments.         N/A

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.        N/A

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.        N/A

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.   Controls and Procedures.

(a)     Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)    Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Company.        N/A

Item 13.   Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By	/S/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date January 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date January 31, 2020

By	/S/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date January 31, 2020